UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08081

Name of Fund: BlackRock MuniHoldings Fund, Inc. (MHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 114.6%

Alabama — 2.1%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$570	$626,949
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,090	1,212,254
Sub-Lien, Series D, 6.00%, 10/01/42	1,000	1,159,950
Sub-Lien, Series D, 7.00%, 10/01/51	1,545	1,884,019

		4,883,172
Arizona — 2.7%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,230	1,267,417
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	2,000	2,354,860
5.00%, 12/01/37	2,360	2,810,429

		6,432,706
California — 12.5%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	1,530	1,615,297
Sutter Health, Series B, 6.00%, 08/15/42	2,200	2,417,118
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	875	988,890
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	105	114,804
5.25%, 08/15/49	265	287,814
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	165	183,155
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	3,200	3,451,680
California Statewide Communities Development Authority, RB, Series A:
John Muir Health, 5.13%, 07/01/19(b)	1,510	1,587,357

Security	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB, Series A (continued):
Loma Linda University Medical Center, 5.00%, 12/01/46(a)	$330	$351,711
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 05/15/39	555	580,819
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	255	305,498
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1, 5.75%, 06/01/47	1,650	1,665,708
Montebello Unified School District, GO, CAB (NPFGC), 0.00%, 08/01/22(c)	2,405	2,150,743
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 0.00%, 07/01/29(c)	3,475	2,397,090
State of California, GO, Various Purposes, 6.50%, 04/01/33	8,370	8,838,804
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	550	620,653
Sub-Series I-1, 6.38%, 11/01/19(b)	820	890,298
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 06/01/25	1,250	1,250,800

		29,698,239
Colorado — 2.2%
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 07/01/40	1,455	1,517,973
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	710	762,426
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project, 6.00%, 01/15/34	1,425	1,553,948
University of Colorado, RB, Series A, 5.38%, 06/01/19(b)	1,250	1,313,713

		5,148,060
Delaware — 1.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	790	834,161
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	840	934,584

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Delaware (continued)
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	$2,430	$2,529,727

		4,298,472
District of Columbia — 4.7%
District of Columbia, Refunding RB, Georgetown University:
5.00%, 04/01/35	315	360,250
Issue, 5.00%, 04/01/42	365	413,092
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 06/01/41	1,520	1,648,212
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35(c)	13,485	6,780,932
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	505	528,473
5.25%, 10/01/44	1,470	1,542,324

		11,273,283
Florida — 4.8%
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/19(b)	2,375	2,532,937
Country of Broward Florida Airport System Revenue, ARB, AMT, 5.00%, 10/01/47	215	242,746
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/18(b)	750	769,305
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	960	1,066,349
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	2,620	2,845,346
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	2,095	2,491,437
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	1,420	1,579,565

		11,527,685
Georgia — 1.6%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System, 4.00%, 08/15/48	2,645	2,702,079

Security	Par (000)	Value
Georgia (continued)
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 08/15/54	$370	$429,374
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	585	619,983

		3,751,436
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	945	1,015,157

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	540	609,941

Illinois — 16.7%
Chicago Board of Education, GO, Dedicated Revenues:
Series H, 5.00%, 12/01/36	350	358,999
Refunding Series C, 5.00%, 12/01/30	605	632,207
Refunding Series F, 5.00%, 12/01/22	455	483,196
Refunding Series G, 5.00%, 12/01/34	315	324,604
City of Chicago Illinois, GO, Project, Series A, 5.00%, 01/01/34	1,220	1,257,503
City of Chicago Illinois, GO, Refunding, Project, Series A:
5.25%, 01/01/32	2,195	2,340,528
5.00%, 01/01/35	2,000	2,084,020
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East Project, 6.75%, 12/01/32	881	886,224
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(b)	1,680	1,875,653
Series A, 5.75%, 01/01/39	320	352,554
Series C, 6.50%, 01/01/21(b)	4,055	4,613,455
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	730	794,510
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,000	1,073,630
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	560	596,971

2

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/19(b)	$1,115	$1,190,798
Presence Health Network, Series C, 4.00%, 02/15/41	1,035	1,031,305
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 06/15/47(c)	13,220	3,639,995
Series B (AGM), 5.00%, 06/15/50	3,070	3,228,750
Series B-2, 5.00%, 06/15/50	1,740	1,784,822
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	315	353,484
6.00%, 06/01/21	800	910,632
State of Illinois, GO:
5.00%, 02/01/39	1,100	1,138,566
Series A, 5.00%, 04/01/38	2,625	2,709,131
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(b)	440	462,334
State of Illinois Toll Highway Authority, RB:
Senior, Series C, 5.00%, 01/01/36	1,870	2,094,475
Senior, Series C, 5.00%, 01/01/37	2,000	2,236,120
Series A, 5.00%, 01/01/38	415	461,874
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	705	770,910

		39,687,250
Indiana — 4.3%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	560	661,360
7.00%, 01/01/44	1,355	1,607,111
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	2,275	2,522,975
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	310	332,587
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	1,030	1,101,894
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	290	313,041
Sisters of St. Francis Health Services, 5.25%, 11/01/19(b)	585	622,785

Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A:
5.75%, 05/01/19(b)	$1,065	$1,119,059
5.75%, 05/01/31	235	246,351
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(b)	775	807,395
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	880	985,362

		10,319,920
Iowa — 1.8%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	1,955	1,955,000
Midwestern Disaster Area, 5.50%, 12/01/22	5	5,087
Midwestern Disaster Area, 5.25%, 12/01/25	320	338,214
Midwestern Disaster Area, 5.88%, 12/01/26(a)	285	300,909
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	575	600,093
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 06/01/46	980	980,000

		4,179,303
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health, Series C, 5.75%, 11/15/38	1,520	1,618,359

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	705	755,401
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 07/01/43(e)	865	798,118

		1,553,519
Louisiana — 1.9%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 02/01/19(b)	570	591,426

3

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Louisiana (continued)
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 01/01/41	$430	$454,192
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	700	752,500
5.25%, 05/15/31	600	649,350
5.25%, 05/15/32	765	836,291
5.25%, 05/15/33	830	900,027
5.25%, 05/15/35	350	380,716

		4,564,502

Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, RB, Series A:
5.00%, 07/01/19(b)	65	68,123
5.00%, 07/01/39	145	150,639

		218,762

Maryland — 1.2%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(b)	300	328,146
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	530	556,622
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	305	346,129
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(b)	1,520	1,713,922

		2,944,819

Massachusetts — 2.0%
Commonwealth of Massachusetts, GO, Series E, 3.00%, 04/01/44	1,860	1,634,791
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 05/15/59	1,165	1,392,571
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42(a)	1,575	1,576,134

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 07/01/19(b)	$255	$267,437

		4,870,933
Michigan — 3.5%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	3,085	3,353,919
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(b)	530	574,584
5.50%, 05/15/36	425	451,970
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	630	687,702
Henry Ford Health System, 4.00%, 11/15/46	1,040	1,042,246
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19(b)	2,105	2,258,539

		8,368,960

Minnesota — 0.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 6.75%, 11/15/18(b)	2,135	2,223,923

Mississippi — 0.3%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 09/01/19(b)	675	714,933

Missouri — 1.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	175	195,860
State of Missouri Health & Educational Facilities Authority, Refunding RB:
Mercy Health, Series C, 5.00%, 11/15/47	1,905	2,145,011

4

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Missouri (continued)
State of Missouri Health & Educational Facilities Authority, Refunding RB (continued):
St. Louis College of Pharmacy Project, 5.50%, 05/01/43	$175	$189,453

		2,530,324

Nebraska — 0.3%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 09/01/37	575	646,202

New Hampshire — 1.4%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth-Hitchcock, 6.00%, 08/01/19(b)	3,035	3,233,641

New Jersey — 7.3%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	735	782,451
5.25%, 11/01/44	1,095	1,160,558
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	775	778,449
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
5.13%, 09/15/23	1,410	1,560,715
5.25%, 09/15/29	1,365	1,493,187
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	1,060	1,144,217
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	1,550	1,735,039
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 07/01/22(b)	1,210	1,373,011
Series A, 5.00%, 01/01/43	715	788,302
Series E, 5.00%, 01/01/45	1,875	2,095,125
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 06/15/44	315	331,818
Transportation Program, Series AA, 5.00%, 06/15/44	580	606,895
Transportation System, Series A, 5.50%, 06/15/41	1,575	1,671,658

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series B, 5.25%, 06/15/36	$1,705	$1,800,650

		17,322,075
New York — 8.2%
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	310	341,167
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,300	1,343,017
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	1,800	1,557,846
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	233	250,273
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,405	1,356,204
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/39	680	781,714
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.75%, 04/01/19(b)	1,450	1,521,848
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	1,715	1,975,852
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/19(b)	1,740	1,848,158
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	765	855,591
New York Counties Tobacco Trust IV, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series A, 5.00%, 06/01/38	1,415	1,384,861
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	850	910,869
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	2,275	2,443,873

5

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB (continued):
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	$245	$268,598
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	605	663,770
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	900	995,418
6.00%, 12/01/42	875	966,490

		19,465,549

North Carolina — 0.6%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 06/01/19(b)	970	1,014,009
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	415	490,036

		1,504,045

Ohio — 1.7%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	2,570	2,486,449
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	470	520,036
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	290	327,561
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	580	636,341

		3,970,387

Pennsylvania — 3.3%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, Series B, 5.00%, 07/01/47	330	369,679
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	460	502,674

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 04/01/39	$2,520	$2,644,967
AMT, 5.00%, 06/30/42	2,015	2,233,527
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,105	1,168,604
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	795	891,465

		7,810,916
Puerto Rico — 1.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,345	1,237,386
5.63%, 05/15/43	1,280	1,169,882

		2,407,268
Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	580	631,104
Series B, 4.50%, 06/01/45	1,900	1,925,954
Series B, 5.00%, 06/01/50	2,605	2,716,806

		5,273,864
South Carolina — 3.6%
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/40	2,285	2,452,399
AMT, 5.25%, 07/01/55	925	1,026,685
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	2,385	2,659,371
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	2,260	2,523,810

		8,662,265
Tennessee — 0.7%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	980	1,050,060

6

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Tennessee (continued)
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	$495	$547,747

		1,597,807
Texas — 7.0%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(b)	1,480	1,668,818
Sub-Lien, 5.00%, 01/01/33	250	272,323
City of Austin Texas Airport System, ARB, AMT, 5.00%, 11/15/39	440	486,253
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/37	1,500	1,676,010
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 10/01/20(b)	485	526,104
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 07/01/39	1,070	1,087,077
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	325	401,027
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/18(b)	1,910	2,000,916
Dallas/Fort Worth International Airport, Refunding ARB, AMT, Series E, 5.00%, 11/01/32	3,065	3,283,994
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 08/15/19(b)	450	482,760
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(b)(c)	1,400	598,948
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	2,000	2,220,680

Security	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien (continued):
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$1,700	$1,849,107

		16,554,017
Utah — 0.3%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	665	748,943

Virginia — 2.4%
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
5.00%, 07/01/42	625	646,456
Residential Care Facility, 5.00%, 07/01/47	970	1,000,933
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	810	956,926
Virginia Small Business Financing Authority, RB, AMT:
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 5.25%, 01/01/32	550	606,529
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	1,830	2,065,832
Transform 66 P3 Project, 5.00%, 12/31/52	305	336,516

		5,613,192
Washington — 2.7%
Grant County Public Utility District No. 2, Refunding RB, Series A, 5.00%, 01/01/43	1,555	1,745,814
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT:
5.00%, 04/01/40	540	599,605
5.00%, 05/01/42	1,085	1,230,911
State of Washington, GO, Series D, 5.00%, 02/01/42	835	960,150
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	1,625	1,790,230

		6,326,710

Wisconsin — 3.5%
State of Wisconsin, Refunding RB, Series A, 6.00%, 05/01/19(b)	4,980	5,260,872

7

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wisconsin (continued)
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	$1,710	$1,790,593
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,305	1,336,920

		8,388,385
Wyoming — 0.1%
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 01/01/19(b)	210	216,781

Total Municipal Bonds — 114.6% (Cost — $251,096,343)		272,175,705

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Alabama — 0.5%
Auburn University, Refunding RB, Series A, 4.00%, 06/01/41	1,220	1,271,771

California — 9.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area:
Toll Bridge, 4.00%, 04/01/42(g)	2,257	2,371,698
Series F-1, 5.63%, 04/01/19(b)	2,271	2,381,917
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18(b)(g)	1,845	1,892,478
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(b)	6,600	7,002,336
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	4,121	4,411,851
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	2,250	2,582,651

Security	Par (000)	Value
California (continued)
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	$748	$789,836

		21,432,767
Colorado — 3.6%
Colorado Health Facilities Authority, RB, Catholic Health(b):
Series C-3 (AGM), 5.10%, 04/29/18	2,580	2,602,717
Series C-7 (AGM), 5.00%, 05/01/18	1,650	1,664,132
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 07/01/34(g)	1,490	1,549,675
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	2,700	2,790,963

		8,607,487

Florida — 1.8%
Utilities — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(b)	3,939	4,280,664

Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 09/01/18(b)	2,259	2,305,732

Massachusetts — 2.1%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,502	4,934,496

New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 06/01/19(b)(g)	1,410	1,478,735

New York — 9.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	1,110	1,167,997
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(g)	1,110	1,216,718
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	3,240	3,718,055

8

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$7,440	$8,268,409
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(g)	4,460	5,024,188
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,860	2,131,913

		21,527,280
North Carolina — 1.3%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series B, 5.00%, 10/01/55	1,830	2,045,135
Wake Forest University, 5.00%, 01/01/19(b)	1,080	1,113,944

		3,159,079
Ohio — 4.2%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 01/01/19(b)	9,644	9,990,767

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,695	1,963,200

Texas — 6.1%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	1,720	1,909,927
County of Harris Texas, RB, Toll Road, Senior Lien, Series A(g):
5.00%, 08/15/19(b)	2,620	2,741,166
5.00%, 08/15/38	2,004	2,096,755
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	2,350	2,592,015
Permanent University Fund — University of Texas System, Refunding RB, Series B, 4.00%, 07/01/41	2,720	2,881,398

Security	Shares/Par (000)	Value
Texas (continued)
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	$2,041	$2,282,134

		14,503,395
Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41	2,519	2,631,121

Virginia — 2.5%
University of Virginia, Refunding RB, General, 5.00%, 06/01/18(b)	3,749	3,793,993
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,095	2,222,530

		6,016,523
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/19(b)(g)	3,959	4,128,648

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 45.5% (Cost — $103,919,005)		108,231,665

Total Long-Term Investments — 160.1% (Cost — $355,015,348)		380,407,370

Short-Term Securities — 0.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.95%(h)(i)	1,669,643	1,669,810

Total Short-Term Securities — 0.7% (Cost — $1,669,679)		1,669,810

Total Investments — 160.8% (Cost — $356,685,027)		382,077,180
Other Assets Less Liabilities — 1.0%		2,511,215
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.6)%		(63,306,187)
VMTP Shares, at Liquidation Value — (35.2)%		(83,700,000)

Net Assets Applicable to Common Shares — 100.0%		$237,582,208

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.

9

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD)

(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 7, 2018 to February 15, 2031, is $13,416,511.
(h)	Annualized 7-day yield as of period end.
(i)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	575,572	1,094,071	1,669,643	$1,669,810	$22,354	$531	$74

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	15	03/20/18	$1,824	$43,581
Long U.S. Treasury Bond	79	03/20/18	11,677	397,678
5-Year U.S. Treasury Note	32	03/29/18	3,671	57,202

				$498,461

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

10

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniHoldings Fund, Inc. (MHD)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market–corroborated inputs

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$380,407,370	$—	$380,407,370
Short-Term Securities	1,669,810	—	—	1,669,810

	$1,669,810	$380,407,370	$—	$382,077,180

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$498,461	$—	$—	$498,461

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(63,115,775)	$—	$(63,115,775)
VMTP Shares at Liquidation Value	—	(83,700,000)	—	(83,700,000)

	$—	$(146,815,775)	$—	$(146,815,775)

During the period ended January 31, 2018, there were no transfers between levels.

11

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund, Inc.

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund, Inc.

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund, Inc.

Date: March 21, 2018